American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

AMERICAN CENTURY-MASON STREET MID CAP GROWTH FUND

Supplement dated March 9, 2007 * Prospectus dated March 1, 2007

THE FOLLOWING REPLACES THE SECTION THE FUND MANAGEMENT TEAM ON PAGE 10.

THE FUND MANAGEMENT TEAM

The advisor provides investment advisory and management services for the fund.
The advisor has, in turn, hired MSA to make the day-to-day investment decisions for the fund. MSA performs this function under the supervision of the advisor and the fund's Board of Directors.

The co-portfolio managers on the investment team who are primarily responsible for the day-to-day management of the fund are identified below.

WILLIAM R. WALKER

Mr. Walker, Managing Director of MSA, has been a member of the team that manages the fund and its predecessor fund since its inception in March 1997. He joined
Northwestern Mutual in April 1984. Mr. Walker has a bachelor's degree in business administration with an emphasis in finance from Marquette University and an MBA from Miami University of Oxford, Ohio. He is a CFA charterholder.

JILL M. GRUENINGER

Ms. Grueninger, Managing Director of MSA, has been a member of the team that manages the fund and its predecessor fund since its inception in March 1997. She joined Northwestern Mutual in May 1990. Ms. Grueninger has a bachelor of business administration degree and an MS in finance from the University of
Wisconsin-Madison, where she also completed the Applied Securities Analysis
Program. She is a CFA charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

ADDITIONAL INFORMATION ABOUT THE OTHER ACCOUNTS MANAGED BY MS. GRUENINGER AND
HER OWNERSHIP OF FUND SECURITIES WILL BE AVAILABLE IN A STATEMENT OF ADDITIONAL
INFORMATION SUPPLEMENT DATED MARCH 22, 2007.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-53975 0703

American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

AMERICAN CENTURY-MASON STREET SMALL CAP GROWTH FUND

Supplement dated March 9, 2007 * Prospectus dated March 1, 2007

THE FOLLOWING REPLACES THE SECTION THE FUND MANAGEMENT TEAM ON PAGE 10.

THE FUND MANAGEMENT TEAM

The advisor provides investment advisory and management services for the fund.
The advisor has, in turn, hired MSA to make the day-to-day investment decisions for the fund. MSA performs this function under the supervision of the advisor and the fund's Board of Directors.

The co-portfolio managers on the investment team who are primarily responsible for the day-to-day management of the fund are identified below.

WILLIAM R. WALKER

Mr. Walker, Managing Director of MSA, has been a member of the team that manages the fund and its predecessor fund since its inception in July 1999. He joined
Northwestern Mutual in April 1984. Mr. Walker has a bachelor's degree in business administration with an emphasis in finance from Marquette University and an MBA from Miami University of Oxford, Ohio. He is a CFA charterholder.

ANDY ENG

Mr. Eng, Director of MSA, has been a member of the team that manages the fund since he joined Northwestern Mutual in May 2000. He has a bachelor of science degree in finance and economics from the University of Illinois-Urbana and an
MBA in finance from Washington University in St. Louis. He is a CFA charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

ADDITIONAL INFORMATION ABOUT THE OTHER ACCOUNTS MANAGED BY MR. ENG AND HIS
OWNERSHIP OF FUND SECURITIES WILL BE AVAILABLE IN A STATEMENT OF ADDITIONAL
INFORMATION SUPPLEMENT DATED MARCH 22, 2007.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-54012 0703